Item 1. Report to Shareholders

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted}

Total Equity Market Index Fund
--------------------------------------------------------------------------------

As of 12/31/03

Total Equity Market Index Fund   $12,488

Wilshire 5000 Total Market Index   $12,536

                                             Wilshire 5000         Total Equity
                                              Total Market         Market Index
                                                     Index                 Fund

1/30/98                                            $10,000              $10,000

12/98                                               12,276               12,320

12/99                                               15,169               15,184

12/00                                               13,516               13,615

12/01                                               12,033               12,090

12/02                                                9,523                9,531

12/03                                               12,536               12,488


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year           5 Years              1/30/98
--------------------------------------------------------------------------------

Total Equity Market Index Fund    31.02%              0.27%                3.83%

Wilshire 5000 Total Market Index  31.64               0.42                 3.89*

*Benchmark since-inception data are for the time period 1/30/98 - 12/31/03.

Wilshire returns calculated as of 1/9/04.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

We are pleased to report that your fund returned 31.02% in 2003. The fund closely tracked but slightly lagged its benchmark, the Wilshire 5000 Total Market Index, as shown in the Performance Comparison table on the preceding page. The shortfall was due to expenses.

As you know, the fund seeks to match the performance of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the index's value. The fund does not attempt to fully replicate the index by owning each of the stocks in it. Rather, the fund uses a sampling strategy, investing substantially all of its assets in a broad spectrum of small-, mid-, and large-capitalization stocks representative of the index. In an attempt to recreate the index, we select stocks in terms of industry, size, and other characteristics. For example, if technology stocks made up 15% of the index, the fund would invest about 15% of its assets in technology stocks with similar characteristics.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                          29%

S&P MidCap 400 Index                                                         36%

Russell 2000 Index                                                           47%

Nasdaq Composite Index                                                       50%

The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite Index, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large-cap stocks, as measured by the S&P 500 Index, were less robust.

The Top 5 Sectors table on the next page shows how the fund's largest sector allocations changed in 2003. As you can see, exposure to information technology, consumer discretionary, and industrials and business services companies increased over the last year, while allocations to financial and health care stocks decreased.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                        Percent of Equities
Periods Ended                                     12/31/02             12/31/03
--------------------------------------------------------------------------------
Financials                                            22.1%                21.8%

Information Technology                                15.1                 17.6

Health Care                                           14.4                 13.3

Consumer Discretionary                                12.1                 13.0

Industrials and Business Services                     10.1                 10.3

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 20, 2004

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01  12/31/00      12/31/99
NET ASSET
VALUE

Beginning
of period            $    8.91   $   11.44   $   13.02 $   14.77     $   12.19

Investment
activities
  Net investment
  income (loss)           0.12        0.11        0.11      0.12          0.12

  Net realized
  and unrealized
  gain (loss)             2.64       (2.53)      (1.57)    (1.64)         2.69

  Total from
  investment
  activities              2.76       (2.42)      (1.46)    (1.52)         2.81

Distributions
  Net investment
  income                 (0.12)      (0.11)      (0.11)    (0.11)        (0.11)

  Net realized
  gain                    --          --         (0.01)    (0.12)        (0.12)

  Total
  distributions          (0.12)      (0.11)      (0.12)    (0.23)        (0.23)

NET ASSET
VALUE

End of
period               $   11.55   $    8.91   $   11.44 $   13.02     $   14.77
                     ---------------------------------------------------------
Ratios/
Supplemental
Data

Total return^            31.02%     (21.16)%    (11.20)%  (10.33)%       23.25%

Ratio of
total expenses
to average
net assets                0.40%       0.40%       0.40%     0.40%         0.40%

Ratio of net
investment
income (loss)
to average
net assets                1.28%       1.13%       0.98%     0.85%         0.98%

Portfolio
turnover rate              2.3%        5.6%        8.6%      7.6%          3.2%

Net assets,
end of period
(in thousands)       $ 293,967   $ 167,680   $ 197,775 $ 206,058     $ 199,427

^Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments ss.                         Shares/Par           Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)
COMMON STOCKS & WARRANTS   97.3%

CONSUMER DISCRETIONARY   12.6%

Auto Components   0.3%

Johnson Controls                                     1,900                  220

Delphi                                              13,014                  133

Gentex                                               2,100                   93

Lear *                                               1,500                   92

Dana                                                 4,000                   73

Borg-Warner                                            700                   60

Visteon                                              5,386                   56

American Axle & Manufacturing
Holdings *                                           1,200                   49

Cooper Tire                                          2,200                   47

Modine Manufacturing                                 1,700                   46

Arvinmeritor                                         1,700                   41

Goodyear Tire & Rubber *                             4,600                   36

Bandag Inc.                                            800                   33

Standard Motor Products                              2,000                   24

Tower Automotive *                                   2,800                   19

Rockford Corporation *                               2,900                   15

                                                                          1,037

Automobiles   0.6%

GM                                                  12,052                  643

Ford Motor                                          39,361                  630

Harley-Davidson                                      6,600                  314

Winnebago                                              900                   62

Fleetwood *                                          2,900                   30

Thor Industries                                        500                   28

                                                                          1,707

Distributors   0.0%

Genuine Parts                                        3,800                  126

Handleman                                            1,700                   35

Noland                                                 400                   17

                                                                            178

Hotels, Restaurants & Leisure   1.6%

McDonald's                                          27,500                  683

Carnival                                            13,600                  540

Starbucks *                                          8,700                  288

International Game Technology                        7,500                  268

Marriott, Class A                                    5,100                  236

Yum! Brands *                                        6,800                  234

Starwood Hotels & Resorts Worldwide, REIT            4,400                  158

Royal Caribbean Cruises                              4,200                  146

Hilton                                               8,172                  140

MGM Mirage *                                         3,300                  124

Harrah's Entertainment                               2,400                  119

Wendy's                                              2,600                  102

Darden Restaurants                                   3,800                   80

Mandalay Resort Group                                1,700                   76

Park Place Entertainment *                           6,700                   73

Brinker *                                            2,150                   71

Outback Steakhouse                                   1,600                   71

GTECH                                                1,400                   69

Station Casinos                                      1,900                   58

International Speedway                               1,200                   54

Choice Hotels International *                        1,500                   53

Applebee's                                           1,325                   52

Ruby Tuesday                                         1,800                   51

Krispy Kreme *                                       1,400                   51

The Cheesecake Factory *                             1,100                   48

Cedar Fair L.P.                                      1,500                   46

PF Chang's China Bistro *                              900                   46

Gaylord Entertainment *                              1,500                   45

Bob Evans Farms                                      1,300                   42

Multimedia Games *                                   1,000                   41

WMS Industries *                                     1,500                   39

Cracker Barrel                                       1,000                   38

Speedway Motorsports                                 1,300                   38

Ryan's Family Steak Houses *                         2,300                   35

Extended Stay America                                2,200                   32

Papa John's International *                            900                   30

Jack In The Box *                                    1,400                   30

Prime Hospitality *                                  2,900                   30

CEC Entertainment *                                    600                   28

Landry's Seafood Restaurant                          1,100                   28

MTR Gaming Group *                                   2,700                   28

Boca Resorts *                                       1,700                   25

John Q. Hammons Hotels *                             3,500                   25

triarc, Class B, Series 1                            2,200                   24

Lone Star Steakhouse & Saloon                        1,000                   23

Vail Resorts *                                       1,200                   20

Panera Bread *                                         500                   20

Six Flags *                                          2,500                   19

Triarc Companies                                       900                   11

                                                                          4,588

Household Durables   0.9%

Fortune Brands                                       3,100                  222

Lennar, Class A                                      1,700                  163

Centex                                               1,500                  161

D. R. Horton                                         3,380                  146

Newell Rubbermaid                                    6,076                  138

Pulte                                                1,400                  131

Harman International                                 1,600                  118

Whirlpool                                            1,500                  109

Mohawk Industries *                                  1,531                  108

Leggett & Platt                                      4,100                   89

NVR *                                                  190                   89

KB Home                                              1,200                   87

Black & Decker                                       1,700                   84

Stanley Works                                        2,100                   80

Hovnanian Enterprises *                                800                   70

Toll Brothers *                                      1,600                   64

Maytag                                               2,100                   59

Ryland Group                                           600                   53

Snap-On                                              1,600                   52

Meritage *                                             700                   46

Furniture Brands International                       1,500                   44

MDC Holdings                                           640                   41

Tupperware                                           2,300                   40

Helen of Troy Limited *                              1,600                   37

Blyth Industries                                     1,100                   35

Standard Pacific                                       700                   34

Russ Berrie                                          1,000                   34

Ethan Allen Interiors                                  800                   34

American Greetings *                                 1,500                   33

La-Z Boy                                             1,500                   31

Stanley Furniture                                      900                   28

Kimball International                                1,800                   28

Skyline                                                800                   28

Knape & Vogt Manufacturing                           1,600                   19

Champion Enterprises *                               2,300                   16

Cavco Industries *                                     270                    6

                                                                          2,557

Internet & Catalog Retail   0.5%

eBay *                                              13,900                  898

Amazon.com *                                         8,700                  458

ValueVision International *                          1,600                   27

Insight Enterprises *                                1,350                   25

priceline.com *                                        950                   17

J. Jill Group *                                      1,300                   16

                                                                          1,441

Leisure Equipment & Products   0.3%

Mattel                                               9,600                  185

Eastman Kodak                                        6,200                  159

Hasbro                                               4,000                   85

Brunswick                                            2,100                   67

SCP Pool *                                           1,637                   53

K2 *                                                 3,034                   46

Polaris Industries                                     500                   44

Arctic Cat                                           1,200                   30

Callaway Golf                                        1,600                   27

Nautilus Group                                       1,675                   24

Boyds Collection *                                   5,300                   23

Oakley                                               1,600                   22

Action Performance                                     800                   16

Media   4.5%

Time Warner *                                       96,720                1,740

Viacom, Class B                                     37,358                1,658

Comcast, Class A *                                  48,094                1,581

Disney                                              44,100                1,029

Liberty Media, Class A *                            58,100                  691

Clear Channel Communications                        13,101                  613

Gannett                                              5,700                  508

Cox Communications *                                12,900                  444

Omnicom                                              4,100                  358

Tribune                                              6,422                  331

Hughes Electronics *                                19,750                  327

Univision Communications, Class A *                  7,440                  295

McGraw-Hill                                          3,900                  273

Fox Entertainment Group *                            7,600                  222

EchoStar Communications, Class A *                   5,300                  180

New York Times, Class A                              3,700                  177

Scripps, Class A                                     1,700                  160

Washington Post                                        170                  135

Knight-Ridder                                        1,700                  132

Interpublic Group *                                  8,412                  131

Cablevision Systems *                                4,700                  110

Metro Goldwyn Mayer *                                5,300                   91

Dow Jones                                            1,700                   85

XM Satellite Radio Holdings *                        3,200                   84

Pixar *                                              1,100                   76

Westwood One *                                       2,200                   75

Lamar Advertising *                                  1,900                   71

Belo Corporation                                     2,500                   71

Sirius Satellite Radio *                            22,200                   70

McClatchy                                            1,000                   69

News Corporation ADR, (1 ADR
Represents 4 Preferred Limited
Voting Ordinary Shares)                              2,209                   67

Getty Images *                                       1,300                   65

Radio One *                                          3,300                   64

Meredith                                             1,300                   63

PanAmSat *                                           2,900                   62

Entercom Communications *                            1,100                   58

Hollinger International                              3,400                   53

Cox Radio, Class A *                                 1,900                   48

Hearst-Argyle Television *                           1,700                   47

Media General                                          700                   46

Lee Enterprises                                      1,000                   44

Gemstar TV Guide *                                   8,500                   43

Cumulus Media *                                      1,906                   42

Harte-Hanks                                          1,900                   41

Gray Communications System                           2,500                   38

Information Holdings *                               1,700                   38

Journal Register *                                   1,800                   37

Charter Communications *                             9,200                   37

ADVO                                                 1,150                   37

ProQuest *                                           1,200                   35

John Wiley & Sons                                    1,300                   34

Interactive Data *                                   2,000                   33

Liberty                                                700                   32

Spanish Broadcasting, Class A *                      3,000                   31

Reader's Digest, Class A                             2,100                   31

Scholastic *                                           900                   31

Emmis Communications *                               1,100                   30

R.H. Donnelley *                                       740                   29

Grey Global Group                                       40                   27

Catalina Marketing *                                 1,200                   24

TiVo *                                               3,200                   24

Regent Communications *                              3,600                   23

Mediacom Communications *                            2,600                   23

AMC Entertainment *                                  1,400                   21

4Kids Entertainment *                                  800                   21

Insight Communications *                             2,000                   21

Regal Entertainment Group                            1,000                   20

Entravision Communications *                         1,800                   20

Paxson Communications *                              3,100                   12

                                                                         13,239

Multiline Retail   0.9%

Target                                              19,600                  753

Kohl's *                                             7,300                  328

Sears                                                5,500                  250

Federated Department Stores                          4,000                  188

May Department Stores                                6,250                  182

J.C. Penney                                          5,800                  152

Dollar General                                       7,250                  152

Family Dollar Stores                                 3,800                  136

Nordstrom                                            3,200                  110

Dollar Tree Stores *                                 2,500                   75

Neiman Marcus, Class A *                             1,000                   54

99 Cents Only Stores *                               1,900                   52

Kmart *                                              2,000                   48

Saks *                                               3,175                   48

Tuesday Morning *                                    1,500                   45

Big Lots *                                           2,600                   37

Dillards                                             2,100                   35

Shopko Stores *                                      1,200                   18

                                                                          2,663

Specialty Retail   2.6%

Home Depot                                          49,750                1,766

Lowe's                                              16,800                  931

GAP                                                 19,350                  449

Best Buy                                             7,000                  366

Staples *                                           10,750                  293

Bed Bath & Beyond *                                  6,500                  282

TJX                                                 11,200                  247

The Limited                                         11,155                  201

AutoZone *                                           2,100                  179

Tiffany                                              3,300                  149

RadioShack                                           3,900                  120

Office Depot *                                       7,100                  119

Sherwin-Williams                                     3,200                  111

Autonation *                                         6,000                  110

Ross Stores                                          3,600                   95

Weight Watchers *                                    2,300                   88

Williams-Sonoma *                                    2,500                   87

CarMax *                                             2,729                   84

PETsMART                                             3,400                   81

Boise Cascade                                        2,322                   76

Foot Locker                                          3,100                   73

Chico's *                                            1,900                   70

Toys "R" Us *                                        5,500                   69

Advanced Auto Parts *                                  800                   65

Michaels Stores                                      1,400                   62

AnnTaylor Stores *                                   1,550                   60

Rent-A-Center *                                      2,000                   60

Abercrombie & Fitch *                                2,116                   52

O'Reilly Automotive *                                1,300                   50

Claire's Stores                                      2,600                   49

Pier 1 Imports                                       2,200                   48

Circuit City Stores                                  4,600                   47

Borders Group *                                      2,100                   46

Barnes & Noble *                                     1,400                   46

Pep Boys                                             2,000                   46

Zale *                                                 800                   43

Cost Plus *                                          1,000                   41

Talbots                                              1,300                   40

Group One Automotive *                               1,100                   40

Pacific Sunwear *                                    1,725                   36

West Marine *                                        1,300                   36

Linens 'n Things *                                   1,200                   36

Regis                                                  900                   36

bebe stores *                                        1,300                   34

Hibbett Sporting Goods *                             1,050                   31

Hot Topic *                                          1,050                   31

Deb Shops                                            1,400                   30

Men's Wearhouse *                                    1,200                   30

Burlington Coat Factory                              1,300                   27

American Eagle Outfitters *                          1,650                   27

Hollywood Entertainment *                            1,900                   26

Guitar Center *                                        800                   26

PC Connection *                                      2,950                   25

Electronics Boutique Holdings *                      1,000                   23

The Sports Authority *                                 592                   23

Gymboree *                                           1,300                   22

The Children's Place *                                 800                   21

Payless Shoesource *                                 1,506                   20

Urban Outfitters *                                     500                   19

Blockbuster                                          1,000                   18

Christopher & Banks                                    900                   18

Genesco *                                            1,100                   17

Too *                                                  957                   16

Tweeter Home Entertainment Group *                   1,600                   15

Movie Gallery *                                        800                   15

Charming Shoppes *                                   2,400                   13

United Retail Group *                                4,100                   12

Ultimate Electronics *                               1,000                    8

Gadzooks *                                           4,700                    7

                                                                          7,539

Textiles, Apparel & Luxury Goods   0.4%

Nike, Class B                                        5,800                  397

Coach *                                              4,000                  151

Jones Apparel Group                                  3,100                  109

V.F.                                                 2,400                  104

Liz Claiborne                                        2,500                   89

Columbia Sportswear *                                1,100                   60

Reebok                                               1,400                   55

K-Swiss                                              2,200                   53

Timberland *                                         1,000                   52

Polo Ralph Lauren                                    1,500                   43

Kellwood                                             1,000                   41

Russell                                              1,800                   32

Movado Group                                         1,100                   31

Unifi *                                              4,100                   26

Quiksilver *                                         1,400                   25

Tarrant Apparel *                                    5,000                   18

Culp *                                               1,300                   14

Superior Uniform Group                                 200                    3

Rocky Shoes & Boots *                                  100                    2

                                                                          1,305

Total Consumer Discretionary                                             37,035



CONSUMER STAPLES   9.1%

Beverages   2.1%

Coca-Cola                                           53,100                2,695

PepsiCo                                             37,570                1,751

Anheuser-Busch                                      17,700                  932

Coca-Cola Enterprises                               10,100                  221

Pepsi Bottling Group                                 5,700                  138

Brown-Forman                                         1,200                  112

Constellation Brands *                               2,300                   76

PepsiAmericas                                        3,100                   53

Coors                                                  800                   45

Robert Mondavi *                                       700                   27

Todhunter International *                            1,400                   16

                                                                          6,066

Food & Staples Retailing   2.8%

Wal-Mart                                            94,700                5,024

Walgreen                                            22,000                  800

Sysco                                               13,800                  514

Costco Wholesale *                                   9,800                  364

CVS                                                  8,500                  307

Kroger *                                            16,200                  300

Safeway *                                            9,600                  210

Albertson's                                          8,190                  186

Whole Foods Market *                                 1,500                  101

Supervalu                                            2,700                   77

Rite Aid *                                          11,300                   68

BJ's Wholesale Club *                                2,000                   46

Performance Food Group *                             1,100                   40

United Natural Foods *                               1,100                   39

Winn-Dixie                                           3,700                   37

Weis Markets                                           900                   33

Ruddick                                              1,700                   30

Longs Drug Stores                                    1,200                   30

Great Atlantic & Pacific Tea Company *               3,300                   28

Topps                                                2,400                   25

Duane Reade *                                        1,300                   22

Pantry, Inc. *                                         700                   16

Marsh Supermarkets                                     500                    5

                                                                          8,302

Food Products   1.3%

Sara Lee                                            16,800                  365

General Mills                                        7,700                  349

Kellogg                                              8,800                  335

ConAgra                                             11,308                  298

Wrigley                                              4,900                  275

Heinz                                                7,200                  262

Campbell Soup                                        8,900                  239

Hershey Foods                                        2,800                  216

Archer-Daniels-Midland                              12,972                  197

Kraft Foods                                          5,600                  180

Dean Foods *                                         3,279                  108

Tyson Foods                                          7,554                  100

McCormick                                            3,100                   93

Bunge Limited                                        2,500                   82

Hormel Foods                                         2,900                   75

Flowers Foods                                        1,985                   51

Smithfield Foods *                                   2,400                   50

Del Monte Foods *                                    4,611                   48

Tootsie Roll Industries                              1,158                   42

J.M. Smucker Company                                   906                   41

Lancaster Colony                                       900                   41

Alico                                                1,100                   38

Pilgrim's Pride                                      2,200                   36

Fresh Del Monte Produce                              1,500                   36

Delta Pine & Land                                    1,400                   36

Lance                                                2,300                   35

Hain Celestial Group *                               1,400                   33

Corn Products International                            900                   31

Horizon Organic *                                    1,100                   26

Interstate Bakeries                                  1,800                   26

Sensient Technologies Corporation                    1,200                   24

Dreyer's Grand Ice Cream                               300                   23

Tasty Baking                                         2,200                   22

American Italian Pasta, Class A *                      500                   21

International Multifoods *                             800                   14

Galaxy Nutritional Foods *                           4,500                   11

                                                                          3,859

Household Products   1.5%

Procter & Gamble                                    28,000                2,797

Kimberly-Clark                                      11,000                  650

Colgate-Palmolive                                   11,700                  585

Clorox                                               4,800                  233

Energizer *                                          1,800                   68

Dial Corp                                            2,100                   60

                                                                          4,393

Personal Products   0.5%

Gillette                                            22,100                  812

Avon Products                                        5,300                  358

Estee Lauder, Class A                                2,900                  114

Alberto Culver                                       1,300                   82

NBTY *                                               1,800                   48

Del Laboratories                                     1,557                   39

Elizabeth Arden *                                    1,800                   36

Playtex Products *                                   3,400                   26

Chattem *                                            1,200                   21

                                                                          1,536

Tobacco   0.9%

Altria Group                                        43,700                2,378

UST                                                  3,600                  128

R.J. Reynolds Tobacco                                1,833                  107

Vector Group                                         2,525                   41

Universal Corporation                                  500                   22

DiMon                                                2,000                   14

                                                                          2,690

Total Consumer Staples                                                   26,846


ENERGY   5.5%

Energy Equipment & Services   1.0%

Schlumberger                                        12,472                  682

Halliburton                                          9,500                  247

Baker Hughes                                         7,200                  232

Transocean *                                         7,025                  169

BJ Services *                                        3,900                  140

Nabors Industries *                                  3,130                  130

GlobalSantaFe                                        5,096                  126

Noble Drilling *                                     2,900                  104

Weatherford International *                          2,600                   94

Smith International *                                2,200                   91

ENSCO International                                  2,800                   76

Patterson-UTI Energy *                               1,900                   62

Rowan *                                              2,600                   60

Diamond Offshore Drilling                            2,700                   55

Pride International *                                2,900                   54

Varco International *                                2,553                   53

Cooper Cameron *                                     1,000                   47

Grant Prideco *                                      3,200                   42

National Oilwell *                                   1,800                   40

Tidewater                                            1,200                   36

FMC Technologies *                                   1,487                   35

Key Energy Services *                                2,900                   30

Superior Energy *                                    2,900                   27

Oceaneering International *                            900                   25

Unit Corp. *                                           900                   21

Hanover Compressor *                                 1,900                   21

TETRA Technologies *                                   850                   21

Newpark Resources *                                  4,300                   21

Carbo Ceramics                                         400                   20

Helmerich & Payne                                      700                   20

Universal Compression Holdings *                       700                   18

Veritas DGC *                                        1,700                   18

W-H Energy Services *                                1,000                   16

Global Industries *                                  3,100                   16

Atwood Oceanics *                                      400                   13

Offshore Logistics *                                   400                   10

Parker Drilling *                                    3,200                    8

Input/Output *                                       1,100                    5

                                                                          2,885

Oil & Gas   4.5%

Exxon Mobil                                        143,462                5,882

ChevronTexaco                                       22,914                1,980

ConocoPhillips                                      14,734                  966

Occidental Petroleum                                 8,300                  351

Devon Energy                                         5,066                  290

Apache                                               3,493                  283

Anadarko Petroleum                                   5,429                  277

Burlington Resources                                 4,400                  244

Marathon Oil                                         6,900                  228

Unocal                                               5,614                  207

Murphy Oil                                           2,100                  137

XTO Energy                                           4,266                  121

EOG Resources                                        2,600                  120

Valero Energy                                        2,500                  116

Enterprise Products Partners *                       4,600                  113

Amerada Hess                                         2,100                  112

Kerr-McGee                                           2,361                  110

Sunoco                                               1,900                   97

Pioneer Natural Resources *                          2,600                   83

Ultra Petroleum *                                    2,900                   71

Ashland                                              1,600                   70

Pogo Producing                                       1,400                   68

Petroleum Development *                              2,800                   66

Chesapeake Energy                                    4,808                   65

Newfield Exploration *                               1,300                   58

Noble Energy                                         1,300                   58

Teppco Partners *                                    1,400                   56

Westport Resources *                                 1,790                   53

General Maritime *                                   3,000                   53

Hugoton Royalty Trust                                2,400                   53

Western Gas Resources                                1,100                   52

Plains All American Pipeline *                       1,500                   49

Patina Oil & Gas                                       993                   49

BP Prudhoe Bay Royalty Trust                         1,700                   48

Tesoro Petroleum *                                   3,000                   44

Buckeye Partners *                                     800                   36

Spinnaker Exploration *                              1,100                   35

Forest Oil *                                         1,200                   34

Stone Energy *                                         800                   34

World Fuel Services                                  1,000                   34

Houston Exploration *                                  900                   33

Tom Brown *                                          1,000                   32

Premcor *                                            1,200                   31

Cabot Oil & Gas                                      1,000                   29

Quicksilver Resources *                                900                   29

Penn Virginia                                          500                   28

Plains Resources *                                   1,700                   27

Cimarex Energy *                                     1,018                   27

Vintage Petroleum                                    2,200                   26

Denbury Resources *                                  1,800                   25

Magnum Hunter Resources *                            2,600                   25

Remington Oil & Gas *                                1,200                   24

Syntroleum *                                         4,100                   18

Encore Aquisition *                                    700                   17

Energy Partners *                                    1,200                   17

Magellan Midstream Partners                            300                   15

Plains Exploration & Production *                      900                   14

Cross Timbers Royalty Trust                            428                   12

Callon Petroleum *                                     300                    3

                                                                         13,235

Total Energy                                                             16,120

FINANCIALS   21.2%

Capital Markets   3.1%

J.P. Morgan Chase                                   43,810                1,609

Morgan Stanley                                      23,600                1,366

Merrill Lynch                                       20,200                1,185

Goldman Sachs Group                                 10,400                1,027

Bank of New York                                    16,400                  543

Lehman Brothers                                      5,934                  458

State Street                                         7,200                  375

Charles Schwab                                      29,206                  346

Mellon Financial                                     9,400                  302

Franklin Resources                                   5,500                  286

Northern Trust                                       4,800                  223

Bear Stearns                                         2,227                  178

AmeriTrade *                                         9,200                  129

Legg Mason                                           1,500                  116

E*TRADE Group *                                      8,000                  101

Janus Capital Group                                  5,600                   92

Allied Capital                                       2,800                   78

Federated Investors, Class B                         2,650                   78

SEI                                                  2,500                   76

Knight/Trimark Group *                               4,700                   69

A.G. Edwards                                         1,800                   65

Jeffries Group                                       1,900                   63

Eaton Vance                                          1,700                   62

Investor's Financial Services                        1,500                   58

John Nuveen                                          2,100                   56

Raymond James Financial                              1,200                   45

Affiliated Managers Group *                            600                   42

Waddell & Reed Financial, Class A                    1,751                   41

American Capital Strategies                          1,200                   36

Stifel Financial *                                   1,500                   29

Investment Technology Group *                        1,800                   29

PMC Capital                                          4,300                   24

LaBranche & Co.                                      1,900                   22

Soundview Technology Group *                         1,100                   17

Westwood Holdings Group                                500                    9

                                                                          9,235
Commercial Banks   6.3%

Bank of America                                     32,129                2,584

Wells Fargo                                         36,152                2,129

Wachovia                                            28,548                1,330

U.S. Bancorp                                        41,555                1,238

Bank One                                            24,236                1,105

FleetBoston Financial                               22,438                  979

Fifth Third Bancorp                                 12,336                  729

BB&T                                                12,720                  492

National City                                       13,240                  449

SunTrust                                             6,068                  434

PNC Financial Services Group                         6,200                  339

KeyCorp                                              9,000                  264

M & T Bank                                           2,600                  256

SouthTrust                                           7,200                  236

Comerica                                             3,800                  213

AmSouth Bancorporation                               7,867                  193

Synovus Financial                                    6,500                  188

Marshall & Ilsley                                    4,878                  187

UnionBancal                                          3,200                  184

Regions Financial                                    4,800                  179

Charter One Financial                                5,132                  177

Union Planters                                       4,500                  142

North Fork Bancorporation                            3,500                  142

First Tennessee National                             3,100                  137

Popular                                              3,000                  135

Zions Bancorp                                        2,000                  123

National Commerce Financial                          4,350                  119

Huntington Bancshares                                5,266                  118

Banknorth Group                                      3,154                  103

Compass Bancshares                                   2,600                  102

Commerce Bancorp                                     1,600                   84

Mercantile Bankshares                                1,700                   77

TCF Financial                                        1,500                   77

Hibernia Corp.                                       3,200                   75

Associated Banc-Corp                                 1,710                   73

Commerce Bancshares                                  1,439                   71

City National                                        1,100                   68

Bank of Hawaii                                       1,600                   68

Valley National Bancorp                              2,303                   67

FirstMerit                                           2,200                   59

UCBH Holdings                                        1,500                   58

Wilmington Trust                                     1,500                   54

East West Bancorp                                    1,000                   54

F.N.B.                                               1,492                   53

Sky Financial                                        1,933                   50

Fulton Financial                                     2,276                   50

Santander Bancorp                                    2,030                   49

International Bancshares                               975                   46

WestAmerica                                            900                   45

Colonial BancGroup                                   2,500                   43

Wintrust Financial                                     950                   43

BOK Financial                                        1,074                   42

South Financial Group                                1,465                   41

Cullen/Frost Bankers                                 1,000                   41

Bank of the Ozarks                                   1,800                   41

Unity Bancorp                                        3,465                   40

Whitney Holding                                        950                   39

Texas Regional Bancshares                            1,045                   39

Mid-State Bancshares                                 1,500                   38

Trustmark                                            1,300                   38

Pacific Capital Bancorp                              1,033                   38

UMB Financial                                          798                   38

Community Banks                                        919                   36

Citizens Banking                                     1,100                   36

Hudson United Bancorp                                  970                   36

Southwest Bancorp                                    2,000                   36

Capital Corp of the West                               900                   36

FirstBank Puerto Rico                                  900                   36

Capitol Bancorp Limited                              1,247                   35

IBERIABANK                                             600                   35

CVB Financial                                        1,834                   35

Gold Banc                                            2,500                   35

Provident Financial Group                            1,100                   35

Community First Bankshares                           1,200                   35

Peoples Holding                                      1,050                   35

United Bankshares                                    1,100                   34

First Midwest Bancorp                                1,050                   34

Park National                                          300                   34

Peoples Bancorp                                      1,145                   34

Frontier Financial                                   1,000                   33

Republic Bancorp                                     2,416                   33

Silicon Valley Bancshares *                            900                   32

Amcore Financial                                     1,200                   32

Provident Bankshares                                 1,099                   32

Boston Private Financial                             1,300                   32

Old National Bancorp                                 1,372                   31

Greater Bay Bancorp                                  1,100                   31

Community Bankshares of Indiana                      1,400                   31

Southwest Bancorp                                      800                   31

U.S.B. Holding Company                               1,564                   30

First M & F Corporation                                800                   30

NBT Bancorp                                          1,400                   30

Hancock Holding                                        550                   30

Sandy Spring Bancorp                                   800                   30

Community Capital                                    1,500                   30

Chittenden                                             875                   29

BWC Financial                                        1,214                   29

BanCorpSouth                                         1,200                   28

First Financial Bancorp                              1,770                   28

Integra Bank                                         1,271                   28

Susquehanna Bancshares                               1,100                   28

First Charter                                        1,400                   27

Prosperity Bancshares                                1,200                   27

Midwest Banc Holdings                                1,200                   27

Fidelity Southern                                    2,000                   26

Sterling Bancshares                                  1,950                   26

Peoples Financial                                    1,500                   25

First City Bank                                      1,300                   24

The Savannah Bancorp                                   800                   23

Omega Financial                                        600                   23

Metrocorp Bancshares                                 1,500                   22

1st Source                                           1,030                   22

German American Bancorp                              1,174                   21

Oriental Financial Group                               770                   20

WesBanco                                               700                   19

Merrill Merchants Bancorp                              879                   19

First Merchants                                        730                   19

S&T Bancorp                                            600                   18

Main Street Banks                                      600                   16

Bay View Capital                                     4,200                    9

                                                                         18,383

Consumer Finance   1.0%

American Express                                    27,600                1,331

MBNA                                                27,575                  685

SLM Corporation                                      9,700                  366

Capital One Financial                                4,900                  301

Providian Financial *                                7,700                   90

Student Loan Corporation                               500                   73

AmeriCredit *                                        3,700                   59

World Acceptance *                                   2,000                   40

Credit Acceptance Corporation *                      2,500                   38

WFS Financial *                                        900                   38

Advanta                                              2,555                   33

CompuCredit *                                        1,000                   21

Metris Companies                                     4,300                   19

                                                                          3,094

Diversified Financial Services   2.1%

Citigroup                                          111,614                5,418

Principal Financial Group                            7,000                  231

Moody's                                              3,200                  194

CIT Group                                            5,200                  187

Leucadia National                                    1,621                   74

Alliance Capital                                     2,100                   71

Chicago Merchantile Exchange Holdings                  800                   58

GATX                                                 1,500                   42

eSpeed *                                             1,400                   33

Instinet Group *                                     2,800                   14

                                                                          6,322

Insurance   4.8%

American International Group                        56,518                3,746

Berkshire Hathaway *                                    24                2,022

Allstate                                            15,100                  650

Marsh & McLennan                                    11,500                  551

MetLife                                             16,300                  549

Prudential                                          11,900                  497

Progressive Corporation                              4,850                  405

AFLAC                                               11,200                  405

Travelers Property Casualty                         21,698                  368

Hartford Financial Services                          6,000                  354

Chubb                                                4,000                  272

John Hancock Financial Services                      6,200                  233

Loews                                                4,000                  198

St. Paul Companies                                   4,900                  194

MBIA                                                 3,100                  184

Aon                                                  6,850                  164

Ambac                                                2,350                  163

Jefferson Pilot                                      3,100                  157

Lincoln National                                     3,600                  145

Cincinnati Financial                                 3,400                  142

Fidelity National Financial                          3,150                  122

White Mountains Insurance Group                        260                  120

SAFECO                                               3,000                  117

CNA Financial *                                      4,800                  116

Torchmark                                            2,400                  109

UnumProvident                                        6,476                  102

Old Republic International                           3,750                   95

Transatlantic Holdings                               1,050                   85

W. R. Berkley                                        1,950                   68

Arthur J. Gallagher                                  2,000                   65

Unitrin                                              1,500                   62

Erie Indemnity                                       1,400                   59

FPIC Insurance Group *                               2,300                   58

Wesco Financial                                        160                   56

Mercury General                                      1,200                   56

Brown and Brown                                      1,700                   55

Markel *                                               210                   53

Protective Life                                      1,500                   51

First American Financial                             1,685                   50

Conseco *                                            2,300                   50

HCC Insurance Holdings                               1,400                   45

American National Insurance                            500                   42

Arch Capital Group *                                 1,000                   40

American Financial Group                             1,500                   40

Reinsurance Group of America                         1,000                   39

Alfa                                                 3,000                   39

Delphi Financial                                     1,050                   38

StanCorp Financial Group                               600                   38

LandAmerica Financial Group                            700                   37

Nationwide Financial Services                        1,100                   36

Zenith National                                      1,100                   36

Commerce Group                                         900                   36

Hilb Rogal and Hamilton                              1,100                   35

Triad Guaranty *                                       700                   35

FBL Financial Group                                  1,332                   34

Allmerica Financial *                                1,100                   34

ProAssurance *                                       1,024                   33

Odyssey Re Holdings                                  1,400                   32

AmerUs Life                                            900                   31

Phoenix Companies                                    2,600                   31

Great American Financial Resources                   1,900                   31

UICI *                                               2,300                   31

Penn-America Group                                   2,200                   29

Midland                                              1,200                   28

MONY Group *                                           900                   28

RLI                                                    700                   26

21st Century Insurance Group                         1,800                   25

Ohio Casualty *                                      1,400                   24

United Fire & Casualty                                 600                   24

Presidential Life                                    1,700                   22

Financial Industries Corporation                     1,390                   20

Vesta Insurance                                      4,600                   18

Navigators Group *                                     500                   15

Horace Mann Educators                                1,000                   14

Citizens Financial *                                   600                    5

                                                                         14,019

Real Estate   1.8%

Equity Office Properties                             8,661                  248

Simon Property Group, REIT                           4,300                  199

Equity Residential, REIT                             6,200                  183

Vornado Realty Trust, REIT                           2,600                  142

General Growth Properties                            4,800                  133

ProLogis Trust                                       4,076                  131

Public Storage                                       2,800                  121

Archstone-Smith Trust, REIT                          4,300                  120

Plum Creek Timber                                    3,944                  120

Boston Properties                                    2,400                  116

Kimco Realty                                         2,450                  110

Rouse                                                2,100                   99

IStar Financial                                      2,517                   98

Duke Realty, REIT                                    3,100                   96

Friedman, Billings, Ramsey Group                     3,900                   90

Host Marriott *                                      6,900                   85

Apartment Investment & Management                    2,400                   83

Developers Diversified Realty                        2,300                   77

Avalonbay Communities                                1,607                   77

Health Care Property Investors                       1,500                   76

Hospitality Properties Trust                         1,800                   74

AMB Property                                         2,200                   72

Liberty Property Trust                               1,800                   70

Macerich Company                                     1,500                   67

Vencor                                               3,000                   66

Regency Centers                                      1,600                   64

St. Joe                                              1,700                   63

CBL & Associates Properties                          1,100                   62

Weingarten Realty, REIT                              1,350                   60

Trizec Properties                                    3,800                   59

Pan Pacific Retail Properties                        1,200                   57

Chelsea GCA                                          1,000                   55

Mack-Cali Realty                                     1,300                   54

Federal Realty Investment Trust, REIT                1,400                   54

Camden Property Trust                                1,200                   53

Mills                                                1,200                   53

Catellus Development                                 2,178                   53

Centerpoint Properties                                 700                   52

Forest City Enterprises                              1,100                   52

United Dominion Realty Trust, REIT                   2,700                   52

New Plan Excel Realty                                2,100                   52

Crescent Real Estate Equities                        3,000                   51

Arden Realty, REIT                                   1,600                   49

CarrAmerica Realty, REIT                             1,600                   48

BRE Properties                                       1,400                   47

Annaly Mortgage Management                           2,500                   46

Mission West Properties                              3,500                   45

Shurgard Storage Centers                             1,200                   45

Cousins Properties, REIT                             1,450                   44

First Industrial Realty                              1,300                   44

Thornburg Mortgage                                   1,600                   44

Highwoods Properties                                 1,700                   43

Kilroy Realty                                        1,300                   43

Felcor Lodging Trust                                 3,748                   42

Home Properties                                      1,000                   40

Heritage Property Investment Trust                   1,400                   40

Nationwide Health Properties                         2,000                   39

Post Properties                                      1,400                   39

One Liberty Properties                               1,900                   38

Manufactured Home Communities, REIT                  1,000                   38

Brandywine Realty Trust                              1,400                   37

Taubman Centers                                      1,800                   37

Agree Realty                                         1,300                   37

Getty Realty                                         1,400                   37

Realty Income                                          900                   36

Koger Equity                                         1,700                   36

Corrections Corp of America *                        1,223                   35

AmeriVest Properties                                 4,900                   35

NovaStar Financial                                     800                   34

Mid-America Apartment Communities                    1,000                   34

Consolidated-Tomoka Land                             1,000                   33

Pennsylvania Real Estate Investment                    830                   30

Great Lakes, REIT                                    1,800                   28

WP Carey & Co                                          900                   27

Monmouth Real Estate Investment                      3,100                   27

Maguire Properties, REIT                             1,100                   27

Reckson Associates Realty, REIT                      1,100                   27

Trammell Crow *                                      2,000                   26

American Mortgage Acceptance                         1,600                   26

Wellsford Real Properties *                          1,400                   26

Innkeepers USA                                       3,100                   26

Bedford Property Investors                             900                   26

Parkway Properties, REIT                               600                   25

Newhall Land & Farming                                 500                   20

MeriStar Hospitality *                               3,100                   20

                                                                          5,225

Thrifts & Mortgage Finance   2.1%

Fannie Mae                                          21,000                1,576

Freddie Mac                                         15,000                  875

Washington Mutual                                   20,006                  803

Golden West Financial                                3,400                  351

Countrywide Financial                                3,866                  293

New York Community Bancorp                           5,340                  203

Hudson City Bancorp                                  4,200                  160

Sovereign Bancorp                                    6,620                  157

MGIC Investment                                      2,200                  125

Greenpoint Financial                                 3,300                  117

Radian Group                                         2,000                   97

Doral Financial                                      2,550                   82

Astoria Financial                                    2,150                   80

PMI Group                                            1,900                   71

Capitol Federal Financial                            1,900                   69

MAF Bancorp                                          1,611                   67

Fremont General                                      3,700                   63

People's Bank                                        1,900                   62

Webster Financial                                    1,300                   60

Washington Federal                                   2,070                   59

IndyMac Mortgage Holdings                            1,800                   54

BankAtlantic                                         2,700                   51

Staten Island Bancorp                                2,200                   49

Independence Community Bank                          1,200                   43

Brookline Bancorp                                    2,693                   41

FirstFed Financial *                                   900                   39

Berkshire Hills Bancorp                              1,000                   36

Waypoint Financial                                   1,630                   35

Abington Bancorp                                       900                   35

Commercial Federal                                   1,300                   35

First Niagara Financial                              2,328                   35

Downey Financial                                       700                   35

FSF Financial                                        1,000                   30

Anchor Bancorp Wisconsin                             1,200                   30

Troy Financial                                         820                   29

Net Bank                                             2,021                   27

Flushing Financial                                   1,350                   25

First Busey Corporation                                900                   24

Northwest Bancorp                                    1,100                   23

Alliance Bank                                          800                   22

Horizon Financial                                    1,200                   21

CORUS Bankshares                                       600                   19

First Federal Cap Corp.                                700                   16

Hudson River Bancorp                                   400                   16

                                                                          6,140

Total Financials                                                         62,418

HEALTH CARE   13.0%

Biotechnology   1.8%

Amgen *                                             27,984                1,729

Genentech *                                          4,800                  449

Biogen Idec *                                        7,110                  262

Gilead Sciences *                                    4,340                  252

Genzyme *                                            5,000                  247

Chiron *                                             4,200                  239

MedImmune *                                          5,452                  138

Millennium Pharmaceuticals *                         6,385                  119

Celgene *                                            1,800                   81

Imclone Systems *                                    1,607                   64

Cephalon *                                           1,200                   58

ICOS *                                               1,400                   58

Gen Probe Inc *                                      1,400                   51

BioReliance *                                        1,000                   48

Amylin Pharmaceuticals *                             2,000                   44

Neurocrine Biosciences *                               800                   44

Martek Biosciences *                                   600                   39

Human Genome Sciences *                              2,900                   38

Protein Design Labs *                                2,100                   38

IDEXX Laboratories *                                   800                   37

Digene *                                               900                   36

Telik *                                              1,500                   35

Charles River Laboratories International *           1,000                   34

Techne *                                               900                   34

OSI Pharmaceuticals *                                1,000                   32

Progenics Pharmaceuticals *                          1,700                   32

Affymetrix *                                         1,300                   32

ILEX Oncology *                                      1,400                   30

Serologicals *                                       1,550                   29

Encysive Pharmaceuticals *                           3,100                   28

Tularik *                                            1,700                   27

Alkermes *                                           1,900                   26

XOMA *                                               3,800                   25

Celera Genomics *                                    1,800                   25

Ligand Pharmaceuticals *                             1,700                   25

Abgenix *                                            2,000                   25

NPS Pharmaceuticals *                                  800                   25

VaxGen *                                             3,100                   25

Genta *                                              2,300                   24

Luminex *                                            2,500                   23

Cell Genesys *                                       1,800                   23

Vertex Pharmaceuticals *                             2,248                   23

CuraGen *                                            3,100                   23

Vicuron Pharmaceuticals *                            1,200                   22

Genencor International *                             1,400                   22

NeoPharm                                             1,105                   20

Enzo Biochem                                         1,124                   20

Incyte *                                             2,900                   20

Isis Pharmaceuticals *                               3,000                   20

Transkaryotic Therapies *                            1,200                   19

InterMune *                                            800                   19

Pharmacopeia *                                       1,300                   18

Cell Therapeutics *                                  2,100                   18

Myriad Genetics *                                    1,400                   18

Tanox *                                              1,200                   18

Regeneron Pharmaceuticals *                          1,200                   18

Diversa *                                            1,900                   18

Ariad Pharmaceuticals *                              2,200                   16

Arena Pharmaceuticals *                              2,500                   16

Albany Molecular Research *                          1,000                   15

Array BioPharma *                                    2,600                   15

Caliper Technologies *                               2,200                   14

OraSure Technologies *                               1,800                   14

Novavax *                                            2,300                   14

Sangamo BioSciences *                                2,400                   13

Enzon Pharmaceuticals *                              1,100                   13

CV Therapeutics *                                      900                   13

Neose Technologies *                                 1,400                   13

Trimeris *                                             600                   13

BioMarin Pharmaceutical *                            1,600                   12

AVI BioPharma *                                      3,000                   12

Cubist Pharmaceuticals *                             1,000                   12

Exelixis *                                           1,700                   12

Alexion Pharmaceutical *                               700                   12

Immunomedics *                                       2,600                   12

Avigen *                                             2,000                   12

ImmunoGen *                                          2,200                   11

Sequenom *                                           3,400                   11

Medarex *                                            1,600                   10

La Jolla Pharmaceutical *                            2,300                   10

Gene Logic *                                         1,500                    8

Biopure *                                            2,600                    6

Aphton *                                               700                    4

                                                                          5,259

Health Care Equipment & Supplies   2.2%

Medtronic                                           26,320                1,279

Boston Scientific *                                 17,800                  654

Guidant                                              6,800                  409

Baxter International                                13,300                  406

Stryker                                              4,300                  366

Zimmer Holdings *                                    4,960                  349

Becton, Dickinson                                    5,800                  239

St. Jude Medical *                                   3,800                  233

Biomet                                               5,800                  211

C. R. Bard                                           1,300                  106

Varian Medical Systems *                             1,500                  104

Waters Corporation *                                 3,000                   99

Applied Biosystems Group - Applera                   4,300                   89

Hillenbrand Industries                               1,400                   87

Invitrogen *                                         1,100                   77

Dentsply International                               1,700                   77

Align Technology *                                   4,100                   68

Beckman Coulter                                      1,300                   66

Fisher Scientific *                                  1,400                   58

Millipore *                                          1,300                   56

Bausch & Lomb                                        1,000                   52

Sybron Dental Specialties *                          1,666                   47

Cytyc *                                              3,300                   45

Arrow International                                  1,800                   45

Edwards Lifesciences *                               1,460                   44

Apogent Technologies *                               1,900                   44

ResMed *                                             1,000                   42

Matthews International, Class A                      1,400                   41

IGEN *                                                 700                   41

VISX *                                               1,700                   39

Medical Action Industries *                          2,100                   39

Steris *                                             1,600                   36

Respironics *                                          800                   36

Bio-Rad Laboratories *                                 600                   35

TheraSense *                                         1,700                   35

Viasys Healthcare *                                  1,657                   34

ALARIS Medical *                                     2,200                   33

Invacare                                               800                   32

Ventana Medical Systems *                              800                   32

Exactech *                                           2,100                   31

EPIX Medical *                                       1,900                   31

Regeneration Technologies *                          2,600                   29

Molecular Devices *                                  1,500                   28

Zoll Medical *                                         800                   28

American Medical Systems *                           1,300                   28

Diagnostic Products                                    600                   28

ICU Medical *                                          800                   27

Thoratec *                                           2,100                   27

West Pharmaceutical Services                           700                   24

Haemonetics *                                          900                   22

ArthroCare *                                           800                   20

Nektar Therapeutics *                                1,400                   19

CTI Molecular Imaging *                              1,100                   19

Biosite Diagnostics *                                  600                   17

Aspect Medical Systems *                             1,500                   17

Advanced Medical Optics *                              844                   17

Analogic                                               400                   16

Vital Signs                                            500                   16

Lifecore Biomedical *                                2,700                   16

Cantel Medical *                                     1,000                   16

Inverness Medical Innovations *                        680                   15

NMT Medical *                                        2,800                   13

SurModics *                                            500                   12

Bruker Biosciences *                                 2,200                   10

Cerus *                                              1,800                    8

                                                                          6,319

Health Care Providers & Services   2.3%

UnitedHealth Group                                  13,000                  756

Cardinal Health                                      9,305                  569

HCA                                                 11,200                  481

WellPoint Health Networks *                          3,300                  320

Anthem *                                             3,031                  227

Aetna                                                3,300                  223

McKesson HBOC                                        6,351                  204

Medco *                                              5,846                  199

Quest Diagnostics *                                  2,400                  175

CIGNA                                                3,000                  173

Tenet Healthcare *                                  10,050                  161

Caremark RX *                                        5,800                  147

AmerisourceBergen                                    2,466                  138

IMS Health                                           5,500                  137

Health Management                                    5,600                  134

Laboratory Corporation of America *                  3,400                  126

Express Scripts *                                    1,700                  113

Advance PCS *                                        2,000                  105

Patterson Dental *                                   1,600                  103

Coventry Health Care *                               1,500                   97

Humana *                                             4,100                   94

Manor Care                                           2,600                   90

Omnicare                                             2,200                   89

Health Net *                                         2,600                   85

Oxford Health Plans *                                1,800                   78

Henry Schein *                                       1,100                   74

Lincare Holdings *                                   2,400                   72

Mid Atlantic Medical Services *                      1,100                   71

Universal Health Services                            1,300                   70

PacifiCare Health Systems *                          1,000                   68

Select Medical                                       4,000                   65

WebMD *                                              6,810                   61

Community Health System *                            2,300                   61

Davita *                                             1,433                   56

Triad Hospitals *                                    1,631                   54

PDI *                                                1,900                   51

First Health Group *                                 2,600                   51

Covance *                                            1,700                   46

Renal Care Group *                                   1,100                   45

Apria Healthcare *                                   1,500                   43

PSS World Medical *                                  3,400                   41

Specialty Laboratories *                             2,200                   37

Service Corp. International *                        6,700                   36

Inveresk Research Group *                            1,400                   35

Dendrite International *                             2,200                   34

Cerner *                                               900                   34

Accredo Health *                                     1,067                   34

Beverly Enterprises *                                3,900                   34

Omnicell *                                           2,000                   32

Pharmaceutical Product Dev *                         1,200                   32

CorVel *                                               850                   32

Sunrise Senior Living *                                800                   31

NDC Health                                           1,200                   31

Gentiva Health Services *                            2,375                   30

IDX Systems *                                        1,100                   30

U.S. Oncology *                                      2,700                   29

Province Healthcare *                                1,800                   29

LifePoint Hospitals *                                  931                   27

Priority Healthcare *                                1,000                   24

Stewart Enterprises *                                4,100                   23

Psychemedics                                         2,375                   22

Sierra Health Services *                               800                   22

Q Med *                                              1,800                   20

Hooper Holmes                                        3,100                   19

AmSurg *                                               500                   19

Orthodontic Centers of America *                     2,300                   19

WellChoice *                                           500                   17

AMN Healthcare Services *                              952                   16

Cross Country Healthcare *                           1,000                   15

MIM Corporation *                                    2,100                   15

Eclipsys *                                           1,100                   13

Prime Medical Services *                             2,300                   11

Bioanalytical Systems *                              1,000                    4

                                                                          6,759

Pharmaceuticals   6.7%

Pfizer                                             166,805                5,893

Johnson & Johnson                                   64,275                3,320

Merck                                               48,394                2,236

Eli Lilly                                           24,200                1,702

Abbott Laboratories                                 34,100                1,589

Wyeth                                               28,800                1,223

Bristol-Myers Squibb                                41,800                1,196

Schering-Plough                                     31,900                  555

Forest Laboratories *                                7,900                  488

Allergan                                             2,800                  215

Mylan Laboratories                                   6,275                  159

Barr Laboratories *                                  1,434                  110

Watson Pharmaceuticals *                             2,300                  106

IVAX *                                               4,150                   99

King Pharmaceuticals *                               5,089                   78

Sicor *                                              2,500                   68

Endo Pharmaceutical *                                2,800                   54

Pharmaceutical Resources *                             800                   52

Eon Labs *                                           1,000                   51

Valeant Pharmaceuticals International                1,900                   48

K-V Pharmaceutical *                                 1,800                   46

Sepracor *                                           1,900                   45

Medicis Pharmaceutical                                 600                   43

Andrx *                                              1,500                   36

Medicines Company *                                  1,100                   32

Noven Pharmaceuticals *                              2,100                   32

aaiPharma *                                          1,250                   31

Perrigo                                              1,900                   30

Discovery Partners *                                 4,700                   29

MGI Pharma *                                           700                   29

Kos Pharmaceuticals *                                  600                   26

Alpharma                                             1,200                   24

Atrix Laboratory *                                     900                   22

Inspire Phamaceuticals *                             1,500                   21

CIMA Labs *                                            600                   20

Antigenics *                                         1,600                   18

Orphan Medical *                                     1,700                   17

Adolor *                                               800                   16

Emisphere Technologies *                             2,700                   15

First Horizon Pharmaceutical *                       1,200                   13

                                                                         19,787

Total Health Care                                                        38,124


INDUSTRIALS & BUSINESS SERVICES   10.0%

Aerospace & Defense   1.6%

United Technologies                                 10,002                  948

Boeing                                              18,100                  763

Honeywell International                             18,625                  623

Lockheed Martin                                      9,800                  504

General Dynamics                                     4,200                  380

Northrop Grumman                                     3,951                  378

Raytheon                                             9,000                  270

Rockwell Collins                                     3,800                  114

L-3 Communications Holdings *                        2,000                  103

Goodrich                                             2,840                   84

Precision Castparts                                  1,484                   67

Engineered Support System                            1,050                   58

Alliant Techsystems *                                  825                   48

Pemco Aviation Group *                               1,100                   38

Curtiss-Wright Corporation                             800                   36

Hexcel *                                             4,800                   35

Teledyne Technologies *                              1,500                   28

United Industrial                                    1,500                   27

Invision Technologies *                                800                   27

Herley Industries *                                  1,200                   25

Aviall *                                             1,600                   25

GenCorp                                              2,200                   24

Mercury Computer Systems *                             800                   20

DRS Technologies *                                     700                   19

Ladish Company                                       2,300                   19

Esterline Technologies *                               500                   13

BE Aerospace *                                       2,100                   11

                                                                          4,687

Air Freight & Logistics   0.9%

UPS, Class B                                        24,400                1,819

Fedex                                                6,500                  439

Expeditors International of Washington               2,300                   87

C.H. Robinson Worldwide                              2,200                   83

JB Hunt Transport Services *                         2,300                   62

Ryder System                                         1,400                   48

CNF                                                  1,100                   37

EGL *                                                1,750                   31

Forward Air *                                        1,100                   30

Atlas Air Worldwide Holdings *                       2,700                    1

                                                                          2,637

Airlines   0.2%

Southwest Airlines                                  17,037                  275

JetBlue Airways *                                    2,175                   58

AMR *                                                3,300                   43

Continental Airlines *                               2,500                   41

Delta                                                3,400                   40

Northwest Airlines *                                 2,900                   36

SkyWest                                              1,400                   25

Atlantic Coast Airlines *                            2,500                   25

Airtran Holdings *                                   1,900                   22

Alaska Air Group *                                     800                   22

                                                                            587

Building Products   0.2%

Masco                                               10,200                  280

American Standard *                                  1,600                  161

York International                                   1,100                   41

Water Pik Technologies *                             2,405                   30

AAON Inc *                                           1,350                   26

Lennox International                                 1,500                   25

Jacuzzi Brands *                                     3,300                   23

Universal Forest Products                              500                   16

                                                                            602

Commercial Services & Supplies   1.5%

Cendant *                                           22,554                  502

Waste Management                                    13,060                  387

Apollo Group, Class A *                              3,825                  260

H&R Block                                            3,800                  210

Pitney Bowes                                         5,100                  207

Cintas                                               3,700                  185

Avery Dennison                                       2,500                  140

Robert Half International *                          4,000                   93

Republic Services                                    3,600                   92

Dun & Bradstreet *                                   1,800                   91

R.R. Donnelley                                       2,800                   84

Career Education *                                   2,100                   84

Equifax                                              3,400                   83

Manpower                                             1,700                   80

Allied Waste Industries *                            5,560                   77

ServiceMaster                                        6,100                   71

ChoicePoint *                                        1,666                   63

HON Industries                                       1,300                   56

Deluxe Corporation                                   1,300                   54

ITT Educational Services *                           1,100                   52

Education Management *                               1,600                   50

ARAMARK                                              1,800                   49

Herman Miller                                        2,000                   49

Viad                                                 1,800                   45

Labor Ready *                                        3,400                   45

Corinthian Colleges *                                  800                   44

Corporate Executive Board *                            900                   42

CoStar Group *                                       1,000                   42

Waste Connections *                                  1,100                   42

Valassis Communications *                            1,400                   41

Copart *                                             2,350                   39

Ikon Office Solutions                                3,200                   38

Tetra Tech *                                         1,525                   38

Consolidated Graphics *                              1,200                   38

Devry *                                              1,500                   38

Sylvan Learning Systems *                            1,268                   37

Wackenhut Corrections *                              1,600                   36

NCO Group *                                          1,600                   36

West Corporation *                                   1,500                   35

Imagistics International *                             912                   34

Bright Horizons Family Solutions *                     800                   34

TeleTech Holdings *                                  2,900                   33

United Stationers *                                    800                   33

Strayer Education                                      300                   33

Rollins                                              1,400                   32

United Rentals *                                     1,600                   31

Sotheby's *                                          2,200                   30

New England Business Service                         1,000                   30

Brinks                                               1,300                   29

Team, Inc. *                                         2,800                   29

Arbitron *                                             680                   28

SOURCECORP *                                         1,100                   28

Stericycle *                                           600                   28

G&K Services, Class A                                  700                   26

John H. Harland                                        900                   25

Banta                                                  600                   24

Ag Services of America *                             2,800                   24

Exult *                                              3,300                   24

Administaff *                                        1,300                   23

Ionics *                                               700                   22

Korn/Ferry *                                         1,600                   21

School Specialty *                                     600                   20

DiamondCluster International *                       2,000                   20

Brady                                                  500                   20

Spherion *                                           2,000                   20

Learning Tree International *                        1,100                   19

Hudson Highland Group *                                757                   18

Interpool                                            1,000                   15

RemedyTemp *                                         1,300                   14

ICT Group *                                          1,200                   14

Central Parking                                        800                   12

PRG-Schultz International *                          2,300                   11

Franklin Covey *                                     2,500                    7

SITEL *                                              1,500                    4

                                                                          4,470

Construction & Engineering   0.2%

Fluor                                                2,000                   79

Jacobs Engineering Group *                           1,300                   62

Mastec *                                             3,450                   51

McDermott International *                            3,400                   41

Granite Construction                                 1,550                   36

Quanta Services *                                    4,550                   33

Dycom Industries *                                   1,200                   32

Intergrated Electrical Services *                    3,400                   32

EMCOR Group *                                          500                   22

Shaw Group *                                         1,400                   19

Insituform Technologies, Class A *                   1,000                   17

                                                                            424

Electrical Equipment   0.5%

Emerson Electric                                     8,700                  563

Rockwell Automation                                  4,300                  153

Cooper Industries                                    1,900                  110

American Power Conversion                            4,200                  103

Hubbell                                              1,200                   53

Thomas & Betts                                       2,200                   50

Genlyte Group *                                        800                   47

Acuity Brands                                        1,500                   39

American Superconductor *                            2,500                   35

AMETEK                                                 700                   34

Power-One *                                          3,000                   32

LSI Industries                                       2,112                   28

Fuelcell Energy *                                    1,700                   22

Regal-Beloit                                           900                   20

General Cable *                                      2,400                   20

Baldor Electric                                        800                   18

Woodward Governor                                      300                   17

Energy Conversion Devices *                          1,700                   15

C&D Technologies                                       800                   15

AZZ *                                                1,100                   15

UQM Technologies *                                   4,600                   14

Plug Power *                                         1,900                   14

Vicor *                                              1,200                   14

Artesyn Technologies *                               1,600                   14

Channell Commercial *                                1,700                    7

AstroPower *                                           450                    0

                                                                          1,452

Industrial Conglomerates   2.9%

General Electric                                   217,306                6,732

3M                                                  16,800                1,429

Textron                                              2,900                  165

Allete                                               2,000                   61

Carlisle Companies                                     800                   49

Alleghany                                              200                   45

Teleflex                                               900                   44

Roper Industries                                       800                   39

Walter Industries                                    2,700                   36

Tredegar                                             1,300                   20

                                                                          8,620

Machinery   1.5%

Caterpillar                                          7,600                  631

Illinois Tool Works                                  6,650                  558

Deere                                                5,200                  338

Danaher                                              3,400                  312

Ingersoll-Rand                                       3,800                  258

PACCAR                                               2,600                  221

Dover                                                4,400                  175

Eaton                                                1,600                  173

ITT Industries                                       2,100                  156

Parker Hannifin                                      2,519                  150

SPX *                                                1,604                   94

Navistar *                                           1,700                   81

Pall                                                 2,700                   72

Donaldson                                            1,100                   65

Harsco                                               1,300                   57

Trinity Industries                                   1,700                   52

Pentair                                              1,100                   50

Crane                                                1,600                   49

Graco                                                1,125                   45

Actuant, Class A *                                   1,240                   45

Cummins Engine                                         900                   44

Terex *                                              1,500                   43

EnPro Industries *                                   2,768                   39

Lincoln Electric Holdings                            1,500                   37

AGCO *                                               1,700                   34

Timken                                               1,700                   34

Tecumseh Products                                      700                   34

Briggs & Stratton                                      500                   34

Ampco Pittsburgh                                     2,400                   33

Kennametal                                             800                   32

Cascade                                              1,400                   31

Thomas Industries                                      900                   31

Nordson                                                900                   31

Valmont Industries                                   1,200                   28

Wabtec                                               1,625                   28

Dionex *                                               600                   28

NACCO Industries                                       300                   27

Flowserve *                                          1,200                   25

Watts Water Technologies, Class A                    1,100                   24

Manitowoc                                              700                   22

Robbins & Myers                                      1,100                   21

Wolverine Tube *                                     3,100                   20

ESCO Electronics *                                     400                   17

JLG Industries                                       1,100                   17

Stewart & Stevenson                                  1,000                   14

                                                                          4,310

Marine   0.0%

Overseas Shipholding Group                           1,300                   44

Alexander & Baldwin                                    900                   30

International Shipholding *                          1,900                   28

Kirby Corporation *                                    700                   25

                                                                            127

Road & Rail   0.4%

Union Pacific                                        5,300                  368

Burlington Northern Santa Fe                         7,700                  249

Norfolk Southern                                     8,100                  191

CSX                                                  4,500                  162

Werner Enterprises                                   2,575                   50

Swift Transportation *                               2,370                   50

Florida East Coast Industries                        1,300                   43

U.S. Xpress Enterprises *                            2,500                   31

USA Truck *                                          2,700                   27

Dollar Thrifty Auto Group *                          1,000                   26

Kansas City Southern Industries *                    1,600                   23

Knight Transportation *                                800                   20

                                                                          1,240

Trading Companies & Distributors   0.1%

W. W. Grainger                                       2,000                   95

Fastenal                                             1,600                   80

Applied Industrial Technologies                      1,100                   26

Huttig Building Products *                           7,044                   21

                                                                            222

Total Industrials & Business Services                                    29,378

INFORMATION TECHNOLOGY   17.1%

Communications Equipment   2.7%

Cisco Systems *                                    151,168                3,672

QUALCOMM                                            17,200                  928

Motorola                                            50,340                  708

Corning *                                           28,710                  299

Lucent Technologies *                               86,285                  245

Juniper Networks *                                   8,250                  154

Avaya *                                              8,857                  115

JDS Uniphase *                                      30,758                  112

QLogic *                                             2,111                  109

Scientific-Atlanta                                   3,400                   93

Comverse Technology *                                4,600                   81

Tellabs *                                            9,400                   79

Foundry Networks *                                   2,800                   77

CIENA *                                             10,247                   68

3Com *                                               7,900                   64

ADTRAN                                               1,900                   59

Plantronics *                                        1,800                   59

Polycom *                                            3,000                   59

Harris                                               1,500                   57

ditech Communications *                              2,900                   55

ADC Telecommunications *                            17,152                   51

Emulex *                                             1,800                   48

Advanced Fibre Communications *                      2,100                   42

Avocent *                                            1,136                   41

Sonus Networks *                                     5,400                   41

Andrew *                                             3,400                   39

Packeteer *                                          2,300                   39

Sycamore Networks *                                  6,600                   35

C-Cor.net *                                          3,000                   33

Brocade Communications Systems *                     5,660                   33

InterDigital Communication *                         1,500                   31

Adaptec *                                            3,500                   31

SeaChange International *                            2,000                   31

F5 Networks *                                        1,200                   30

Computer Network Technology *                        3,100                   30

Tekelec *                                            1,800                   28

Black Box                                              600                   28

Inter-Tel                                            1,100                   27

Ixia *                                               2,100                   25

Bel Fuse                                               800                   24

REMEC *                                              2,800                   23

Cable Design Technologies *                          2,600                   23

McDATA *                                             2,325                   22

Stratex Networks *                                   5,200                   22

Commscope *                                          1,300                   21

Powerwave Technologies *                             2,700                   21

Extreme Networks *                                   2,800                   20

Harmonic *                                           2,559                   18

Echelon *                                            1,400                   16

Terayon Communication Systems *                      2,900                   13

Norstan *                                            4,000                   13

Cognitronics *                                       3,800                   13

MRV Communications *                                 3,160                   12

Paradyne Networks *                                  3,300                   11

Anaren *                                               700                   10

Centillium Communications *                          1,600                    9

Tollgrade Communications *                             400                    7

Digital Lightwave *                                  4,400                    4

Optical Cable, Warrants *@                             168                    0

                                                                          8,058

Computer & Peripherals   3.2%

IBM                                                 37,200                3,448

Dell *                                              55,500                1,885

Hewlett-Packard                                     66,118                1,519

EMC *                                               53,076                  686

Sun Microsystems *                                  69,700                  313

Lexmark International *                              2,800                  220

Apple Computer *                                     8,000                  171

Network Appliance *                                  7,600                  156

Sandisk *                                            1,700                  104

NCR *                                                2,400                   93

Diebold                                              1,700                   91

Maxtor *                                             5,504                   61

UNOVA *                                              2,600                   60

Storage Technology *                                 2,300                   59

Electronics for Imaging *                            2,000                   52

Western Digital *                                    4,300                   51

Seagate Technology                                   2,500                   47

Avid Technology *                                      900                   43

Gateway *                                            9,000                   41

In Focus Systems *                                   3,800                   37

Rimage *                                             2,200                   35

Intergraph *                                         1,400                   33

Presstek *                                           3,500                   25

Advanced Digital Info *                              1,800                   25

Imation                                                600                   21

Concurrent Computer *                                4,500                   20

Drexler Technology *                                 1,100                   15

Dot Hill *                                             900                   14

Quantum DLT & Storage Systems Group *                4,100                   13

Rainbow Technologies *                               1,100                   12

Iomega                                               1,800                   11

                                                                          9,361

Electronic Equipment & Instruments   0.8%

Agilent Technologies *                              10,187                  298

Molex                                                4,050                  141

Sanmina-SCI *                                       11,012                  139

Jabil Circuit *                                      4,300                  122

Solectron *                                         18,240                  108

CDW                                                  1,800                  104

Thermo Electron *                                    3,650                   92

Symbol Technologies                                  4,900                   83

Vishay Intertechnology *                             3,468                   79

Tektronix                                            2,100                   66

Avnet *                                              2,948                   64

AVX                                                  3,800                   63

Amphenol *                                             900                   58

PerkinElmer                                          2,835                   48

Ingram Micro *                                       3,000                   48

Tech Data *                                          1,200                   48

National Instruments                                 1,000                   45

Arrow Electronics *                                  1,700                   39

Trimble Navigation *                                 1,000                   37

Benchmark Electronics *                              1,050                   37

Varian *                                               800                   33

Lexar Media *                                        1,700                   30

Aeroflex *                                           2,400                   28

KEMET *                                              2,000                   27

Zygo *                                               1,500                   25

Merix *                                              1,000                   24

Landauer                                               600                   24

Electro Scientific Industries *                      1,000                   24

TTM Technologies *                                   1,400                   24

Anixter International *                                900                   23

Technitrol *                                         1,100                   23

X-Rite                                               2,000                   23

Veeco *                                                800                   23

Napco Security Systems *                             2,400                   21

Nu Horizons Electronics *                            2,050                   20

Zomax *                                              4,000                   20

Coherent *                                             800                   19

Newport *                                            1,100                   18

Maxwell Technologies *                               2,500                   18

OYO Geospace *                                       1,100                   17

Photon Dynamics *                                      400                   16

Park Electrochemical                                   600                   16

Plexus *                                               900                   15

CTS                                                  1,100                   13

Research Frontiers *                                 1,300                   12

Brightpoint *                                          700                   12

Sirenza Microdevices *                               2,200                   11

Somera Communications *                              3,600                    6

                                                                          2,284

Internet Software & Services   0.7%

Yahoo! *                                            14,116                  638

InterActiveCorp *                                   14,242                  483

VeriSign *                                           5,340                   87

Monster Worldwide *                                  2,700                   59

Tumbleweed Communications *                          6,300                   53

Earthlink *                                          4,430                   44

Interwoven *                                         3,389                   43

DoubleClick *                                        3,830                   39

TippingPoint Technologies *                          1,300                   39

Akamai Technologies *                                2,600                   28

CNET Networks *                                      3,975                   27

MatrixOne *                                          4,100                   25

MarketWatch.com *                                    2,900                   25

Sonicwall *                                          3,200                   25

Digitas *                                            2,669                   25

S1 *                                                 3,000                   24

RealNetworks *                                       4,100                   23

Retek *                                              2,472                   23

United Online *                                      1,350                   23

Webex Communications *                               1,100                   22

NetRatings *                                         1,900                   22

webMethods *                                         2,310                   21

Netegrity *                                          2,050                   21

Websense *                                             700                   21

Ariba *                                              6,700                   20

FreeMarkets *                                        3,000                   20

ITXC *                                               4,400                   19

Internet Security Systems *                          1,000                   19

Allscripts Heathcare *                               3,500                   19

Ask Jeeves *                                         1,000                   18

SeeBeyond Technology Corporation *                   4,200                   18

Modem Media *                                        2,200                   18

Entrust Technologies *                               3,900                   16

aQuantive *                                          1,400                   14

eCollege.com *                                         700                   13

Kana Software *                                      2,900                   10

Register.com *                                       1,296                    7

                                                                          2,051

IT Services   1.4%

First Data                                          16,000                  657

Automatic Data Processing                           13,000                  515

Paychex                                              8,187                  305

Electronic Data Systems                             10,400                  255

Computer Sciences *                                  4,100                  181

SunGard Data Systems *                               6,100                  169

Fiserv *                                             4,175                  165

Concord EFS *                                       11,100                  165

Affiliated Computer Services, Class A *              2,900                  158

Total Systems Services                               4,300                  134

Unisys *                                             7,800                  116

DST Systems *                                        2,400                  100

Iron Mountain *                                      1,850                   73

Sabre Holdings                                       3,200                   69

Ceridian *                                           3,100                   65

Cognizant Technology Solutions *                     1,400                   64

Convergys *                                          3,300                   58

Checkfree Holdings *                                 1,800                   50

Certegy                                              1,400                   46

Titan *                                              2,100                   46

National Processing *                                1,900                   45

Intrado *                                            1,900                   42

Global Payments                                        880                   41

BearingPoint *                                       4,000                   40

BISYS Group *                                        2,700                   40

Syntel                                               1,600                   40

Maximus *                                            1,000                   39

CACl International, Class A *                          800                   39

Igate Capital *                                      4,600                   36

Perot Systems *                                      2,500                   34

MPS Group *                                          3,600                   34

Acxiom *                                             1,800                   33

Keane *                                              2,056                   30

EFunds *                                             1,706                   30

Startek                                                600                   24

InterCept Group *                                    1,800                   20

Inforte *                                            2,400                   20

Pegasus Solutions *                                  1,650                   17

American Management Systems *                        1,100                   17

Safeguard Scientifics *                              4,100                   17

Sykes Enterprises *                                  1,800                   15

Lightbridge *                                        1,678                   15

CSG Systems International *                          1,200                   15

Sapient *                                            2,600                   15

Medquist *                                             900                   14

Forrester Research *                                   800                   14

Indus International *                                4,700                   14

AnswerThink *                                        2,520                   14

CIBER *                                              1,500                   13

Analysts International *                             2,700                    9

Management Network Group *                             500                    2

                                                                          4,169

Office Electronics   0.1%

Xerox *                                             16,900                  233

Zebra Technologies *                                 1,000                   67

                                                                            300

Semiconductor & Semiconductor Equipment   4.0%

Intel                                              140,790                4,533

Texas Instruments                                   37,700                1,108

Applied Materials *                                 35,378                  794

Analog Devices                                       8,200                  374

Maxim Integrated Products                            6,821                  340

Linear Technology                                    6,700                  282

Xilinx *                                             7,100                  275

KLA-Tencor *                                         4,500                  264

Broadcom, Class A *                                  6,300                  215

Altera *                                             8,600                  195

Micron Technology *                                 13,400                  181

National Semiconductor *                             4,000                  158

Microchip Technology                                 4,464                  149

Novellus Systems *                                   3,200                  135

Advanced Micro Devices *                             7,500                  112

Agere Systems *                                     33,789                  103

Teradyne *                                           4,000                  102

Lam Research *                                       2,900                   94

NVIDIA *                                             3,700                   86

LSI Logic *                                          8,106                   72

Intersil Holding, Class A                            2,796                   69

International Rectifier *                            1,400                   69

Amkor Technology *                                   3,700                   67

Omnivision Technologies *                            1,200                   66

Cypress Semiconductor *                              2,900                   62

Fairchild Semiconductor *                            2,400                   60

Rambus *                                             1,900                   58

Atmel *                                              9,100                   55

Diodes *                                             2,850                   54

Varian Semiconductor Equipment *                     1,200                   52

Silicon Laboratories *                               1,100                   48

Integrated Device Technology *                       2,600                   45

Mattson Technology *                                 3,500                   43

Applied Micro Circuits *                             6,642                   40

RF Micro Devices *                                   3,800                   38

Micrel *                                             2,400                   37

Integrated Circuit Systems *                         1,300                   37

Cymer *                                                800                   37

Cognex                                               1,300                   37

ESS Technology *                                     2,100                   36

DSP Group *                                          1,400                   35

Kulicke & Soffa *                                    2,400                   35

Semtech *                                            1,500                   34

MKS Instruments *                                    1,113                   32

Siliconix *                                            700                   32

Advanced Energy Industries *                         1,200                   31

Axcelis Technologies *                               3,014                   31

ON Semiconductor *                                   4,700                   30

Microsemi *                                          1,200                   30

Zoran *                                              1,614                   28

CEVA *                                               2,666                   28

Cabot Microelectronics *                               564                   28

TriQuint Semiconductor *                             3,890                   28

Vitesse Semiconductor *                              4,600                   27

Entegris *                                           2,100                   27

Silicon Storage Technology *                         2,400                   26

Skyworks Solutions *                                 2,879                   25

Mykrolis *                                           1,541                   25

Monolithic Systems Technology *                      2,800                   24

Pericom Semiconductor *                              2,200                   23

Power Integrations *                                   700                   23

Cohu                                                 1,200                   23

FEI *                                                1,000                   23

Rudolph Technologies *                                 900                   22

Virage Logic *                                       2,100                   21

GlobeSpan *                                          3,520                   21

Conexant Systems *                                   4,100                   20

LTX *                                                1,300                   20

Silicon Image *                                      2,700                   20

Transmeta *                                          5,700                   19

Sipex *                                              2,400                   19

Semitool *                                           1,700                   18

Chippac *                                            2,400                   18

Lattice Semiconductor *                              1,800                   17

Credence Systems *                                   1,300                   17

Actel *                                                700                   17

Helix Technology                                       800                   16

Pixelworks *                                         1,400                   15

Integrated Silicon Solution *                          900                   14

Cirrus Logic *                                       1,800                   14

QuickLogic *                                         2,700                   13

MIPS Technologies *                                  2,400                   13

ANADIGICS *                                          2,100                   13

DuPont Photomasks *                                    500                   12

Kopin *                                              1,400                    9

ATMI *                                                 400                    9

Nanometrics *                                          600                    9

Three-Five Systems *                                 1,500                    8

Brillian Corp *                                        750                    6

Microtune *                                            900                    2

                                                                         11,632

Software   4.2%

Microsoft                                          234,250                6,451

Oracle *                                           113,000                1,492

Computer Associates                                 12,657                  346

VERITAS Software *                                   9,175                  341

Electronic Arts *                                    6,200                  296

Intuit *                                             4,400                  233

Symantec *                                           6,600                  229

Adobe Systems                                        5,000                  196

PeopleSoft *                                         7,791                  178

Siebel Systems *                                    10,600                  147

Synopsys *                                           3,370                  114

BEA Systems *                                        8,800                  108

Cadence Design Systems *                             5,900                  106

BMC Software *                                       5,000                   93

Mercury Interactive *                                1,900                   92

Novell *                                             8,134                   86

Citrix Systems *                                     4,000                   85

Red Hat *                                            4,400                   83

Autodesk                                             2,800                   69

Compuware *                                         10,100                   61

Network Associates *                                 3,337                   50

Fair Isaac                                           1,015                   50

Sybase *                                             2,110                   43

Activision *                                         2,250                   41

Quest Software *                                     2,800                   40

Jack Henry & Associates                              1,900                   39

FileNet *                                            1,400                   38

Reynolds & Reynolds                                  1,300                   38

RSA Security *                                       2,600                   37

Embarcadero *                                        2,300                   37

Ansys *                                                900                   36

Quality Systems *                                      800                   36

Hyperion Solutions *                                 1,170                   35

Mentor Graphics *                                    2,400                   35

Macrovision *                                        1,500                   34

Macromedia *                                         1,880                   34

Ansoft *                                             2,600                   33

Ascential Software *                                 1,275                   33

Secure Computing *                                   1,800                   32

TIBCO Software *                                     4,700                   32

Wind River Systems *                                 3,572                   31

SERENA Software *                                    1,700                   31

FactSet Research Systems                               800                   31

Informatica *                                        2,900                   30

EPlus *                                              2,300                   28

Magma Design Automation *                            1,200                   28

Kronos *                                               700                   28

Progress Software *                                  1,300                   27

Aspen Technology *                                   2,500                   26

Manhattan Associates *                                 900                   25

THQ *                                                1,450                   25

Nuance Communications *                              3,200                   24

Micromuse *                                          3,500                   24

E.piphany *                                          3,225                   23

Agile Software *                                     2,300                   23

Borland Software *                                   2,300                   22

Renaissance Learning *                                 900                   22

Parametric Technology *                              5,500                   22

Advent Software *                                    1,200                   21

JDA Software Group *                                 1,200                   20

Verity *                                             1,100                   18

Ulticom *                                            1,900                   18

NetScout Systems *                                   2,400                   18

OPNET Technologies *                                 1,100                   18

Barra *                                                500                   18

WatchGuard Technologies *                            3,000                   17

Evans & Sutherland Computer *                        3,800                   17

Concord Communications *                               800                   16

Sanchez Computer Associates *                        3,800                   16

NetIQ *                                              1,168                   15

QRS *                                                1,900                   15

Witness Systems *                                    1,600                   15

KFX Inc. *                                           1,900                   14

Midway Games *                                       3,339                   13

Roxio *                                              2,613                   12

Infogrames *                                         2,700                   11

MapInfo *                                            1,100                   11

Manugistics Group *                                  1,600                   10

Vastera *                                            1,800                    7

Moldflow *                                             500                    6

Viewpoint Corporation *                              5,900                    4

ONYX Software *                                        250                    1

                                                                         12,360

Total Information Technology                                             50,215



MATERIALS   3.1%

Chemicals   1.5%

DuPont                                              21,209                  973

Dow Chemical                                        19,499                  811

Praxair                                              7,000                  267

Air Products and Chemicals                           4,900                  259

PPG Industries                                       3,700                  237

Rohm & Haas                                          5,000                  214

Ecolab                                               6,100                  167

Monsanto                                             5,680                  164

Sigma Aldrich                                        1,500                   86

Engelhard                                            2,800                   84

Eastman Chemical                                     2,000                   79

International Flavors & Fragrances                   2,200                   77

Lyondell Chemical                                    3,900                   66

Valspar                                              1,200                   59

Scotts, Class A *                                      700                   41

RPM                                                  2,500                   41

Valhi                                                2,700                   40

Cabot                                                1,200                   38

Hawkins Chemical                                     2,500                   35

Cytec Industries *                                     900                   35

Airgas                                               1,600                   34

MacDermid                                            1,000                   34

H.B. Fuller                                          1,100                   33

FMC *                                                  900                   31

NL Industries                                        2,600                   30

Ferro                                                1,100                   30

Great Lakes Chemical                                 1,100                   30

Lubrizol                                               900                   29

Georgia Gulf                                         1,000                   29

Hercules *                                           2,300                   28

Calgon Carbon                                        4,000                   25

IMC Global                                           2,400                   24

Spartech                                               900                   22

Headwaters Incorporated *                            1,100                   22

Terra Nitrogen Com L.P.                              4,100                   20

Millennium Chemicals                                 1,600                   20

American Pacific *                                   2,100                   20

Crompton                                             2,500                   18

Kronos Worldwide *                                     800                   18

OMNOVA Solutions *                                   2,900                   14

A. Schulman                                            600                   13

W. R. Grace *                                        4,300                   11

Arch Chemicals                                         400                   10

Solutia *                                            4,700                    2

                                                                          4,320

Construction Materials   0.1%

Vulcan Materials                                     2,500                  119

Lafarge                                              1,400                   57

Martin Marietta Materials                            1,100                   52

Ameron International                                   700                   24

                                                                            252

Containers & Packaging   0.3%

Sealed Air *                                         2,000                  108

Smurfit-Stone Container *                            4,990                   93

Ball                                                 1,500                   89

Pactiv *                                             3,400                   81

Temple-Inland                                        1,200                   75

Bemis                                                1,400                   70

Sonoco Products                                      1,900                   47

Packaging Corp of America *                          2,000                   44

Crown Cork & Seal *                                  4,800                   43

Owens-Illinois *                                     3,300                   39

Chesapeake Corp                                      1,200                   32

Aptargroup                                             800                   31

Myers Industries                                     1,782                   22

Caraustar *                                          1,400                   19

Rock-Tenn                                              800                   14

Longview Fibre                                       1,100                   14

                                                                            821

Metals & Mining   0.8%

Alcoa                                               18,320                  696

Newmont Mining                                       9,300                  452

Freeport McMoRan Copper Gold                         4,000                  169

Phelps Dodge *                                       1,928                  147

USX-U.S. Steel Group                                 2,800                   98

Nucor                                                1,700                   95

Glamis Gold *                                        4,100                   70

Commercial Metals                                    1,700                   52

Peabody Energy                                       1,200                   50

Allegheny Technologies                               3,650                   48

CONSOL Energy                                        1,800                   47

Arch Coal                                            1,446                   45

Worthington Industries                               2,400                   43

Carpenter Technology                                 1,200                   36

Massey                                               1,700                   35

Alliance Resource Partners *                         1,000                   34

Hecla Mining *                                       3,900                   32

Ryerson Tull                                         2,500                   29

Quanex                                                 600                   28

GrafTech International *                             2,000                   27

Coeur d'Alene Mines *                                4,500                   26

Stillwater Mining *                                  2,505                   24

AK Steel *                                           3,600                   18

Royal Gold                                             700                   15

                                                                          2,316

Paper & Forest Products   0.4%

International Paper                                 10,084                  435

Weyerhaeuser                                         4,600                  294

Georgia-Pacific                                      5,140                  158

MeadWestvaco                                         4,052                  120

Bowater                                              1,200                   56

Louisiana Pacific *                                  2,700                   48

Rayonier                                               996                   41

P.H. Glatfelter                                      1,800                   22

Potlatch                                               600                   21

Schweitzer Mauduit                                     600                   18

Pope & Talbot                                          900                   16

Wausau-Mosinee Paper                                 1,100                   15

Buckeye Technologies *                               1,300                   13

Badger Paper Mills *                                 2,300                   13

FiberMark *                                          2,400                    4

                                                                          1,274

Total Materials                                                           8,983

TELECOMMUNICATION SERVICES   2.9%

Diversified Telecommunication Services   2.3%

Verizon Communications                              59,060                2,072

SBC Communications                                  70,797                1,846

BellSouth                                           39,000                1,104

AT&T                                                16,723                  339

Alltel                                               6,800                  317

Sprint                                              19,200                  315

Qwest Communications International *                36,725                  159

NTL *                                                1,900                  132

Centurytel                                           2,575                   84

Level 3 Communications *                            13,900                   79

Citizens Communications *                            6,340                   79

Atlantic Tele Network                                1,600                   45

Time Warner Telecom *                                3,300                   33

Commonwealth Telephone Enterprises *                   800                   30

Cincinnati Bell *                                    5,248                   26

IDT *                                                1,100                   24

US LEC *                                             2,900                   23

D&E Communications                                   1,549                   22

General Communications *                             2,500                   22

CT Communications                                    1,600                   22

Covista Communications *                             4,000                   11

                                                                          6,784

Wireless Telecommunication Services   0.6%

Nextel Communications, Class A *                    23,300                  654

AT&T Wireless *                                     58,666                  469

Sprint PCS *                                        22,700                  127

Telephone and Data Systems                           1,200                   75

U. S. Cellular *                                     1,800                   64

Wireless Facilities *                                3,700                   55

Crown Castle International *                         4,800                   53

Nextel Partners *                                    3,800                   51

American Tower Systems *                             4,400                   48

Price Communications *                               2,462                   34

EMS Technologies *                                   1,100                   23

Aether Systems *                                     4,450                   21

Triton PCS Holdings *                                3,600                   20

Centennial Communication *                           3,700                   19

Boston Communications Group *                        1,900                   18

@Road *                                              1,200                   16

Metro One Telecommunications *                       2,350                    6

                                                                          1,753

Total Telecommunication Services                                          8,537


UTILITIES   2.8%

Electric Utilities   1.8%

Exelon                                               7,062                  469

Southern Company                                    15,300                  463

Dominion Resources                                   6,820                  435

Entergy                                              4,800                  274

FPL Group                                            4,000                  262

American Electric Power                              8,240                  251

PG&E *                                               8,600                  239

Progress Energy                                      5,130                  232

FirstEnergy                                          6,560                  231

Consolidated Edison                                  4,300                  185

PPL                                                  3,900                  171

Ameren                                               3,500                  161

Edison International *                               6,800                  149

XCEL Energy                                          8,730                  148

CINergy                                              3,800                  147

TXU                                                  6,000                  142

DTE Energy                                           3,549                  140

Pinnacle West Capital                                1,900                   76

Wisconsin Energy                                     2,100                   70

PEPCO Holdings                                       3,500                   68

CenterPoint Energy                                   6,700                   65

Northeast Utilities                                  2,900                   59

Teco Energy                                          4,000                   58

Alliant                                              2,200                   55

DPL                                                  2,600                   54

NSTAR                                                1,100                   53

OGE Energy                                           1,900                   46

Puget Energy                                         1,900                   45

Allegheny Energy *                                   3,500                   45

Great Plains Energy                                  1,400                   45

Public Service of New Mexico                         1,500                   42

WPS Resources                                          900                   42

Central Vermont Public Service                       1,700                   40

Unisource Energy                                     1,600                   39

Hawaiian Electric Industries                           800                   38

CH Energy Group                                        800                   38

CMS Energy *                                         4,400                   37

Madison Gas & Electric                               1,100                   35

IdaCorp                                              1,100                   33

Otter Tail                                           1,100                   29

DQE                                                  1,600                   29

Empire District Electronics                          1,300                   29

United Illuminating                                    600                   27

Cleco                                                1,500                   27

El Paso Electric *                                   1,700                   23

Texas Genco Holdings                                   260                    8

                                                                          5,354

Gas Utilities   0.3%

Kinder Morgan                                        2,800                  165

Sempra Energy                                        4,851                  146

KeySpan                                              3,500                  129

NiSource                                             5,608                  123

Southwestern Energy *                                2,000                   48

Piedmont Natural Gas Company                         1,000                   43

Peoples Energy                                       1,000                   42

NICOR                                                1,200                   41

Washington Gas & Light                               1,400                   39

Southern Union                                       1,877                   35

UGI                                                  1,000                   34

Cascade Natural Gas                                  1,500                   32

Laclede Gas                                          1,100                   31

Atmos Energy                                         1,100                   27

NUI                                                  1,500                   24

                                                                            959

Multi-Utilities & Unregulated Power   0.6%

Duke Energy                                         19,500                  399

Public Service Enterprise                            4,900                  215

AES *                                               14,955                  141

Constellation Energy Group                           3,500                  137

Williams Companies                                  11,285                  111

El Paso Energy                                      12,844                  105

SCANA                                                2,368                   81

Questar                                              1,900                   67

Equitable Resources                                  1,500                   64

MDU Resources Group                                  2,400                   57

Energy East                                          2,500                   56

Calpine *                                           11,200                   54

National Fuel Gas Company                            2,200                   54

ONEOK                                                2,100                   46

Western Resources                                    2,200                   44

Vectren                                              1,700                   42

Avista                                               2,300                   42

Reliant Resources *                                  5,337                   39

Dynegy *                                             8,436                   36

Sierra Pacific Resources *                           4,200                   31

Aquila *                                             4,800                   16

NorthWestern *                                       7,000                    1

                                                                          1,838

Water Utilities   0.1%

Philadelphia Suburban                                2,343                   52

California Water Service Group                       1,100                   30

                                                                             82

Total Utilities                                                           8,233


Total Common Stocks (Cost  $268,417)                                    285,889

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report
                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)
SHORT-TERM INVESTMENTS   2.7%

U.S. Treasury Obligations 0.3%

U.S. Treasury Bills, 0.88%, 1/22/04 ++           1,000,000                  999

                                                                            999

Money Market Fund   2.4%

T. Rowe Price Reserve Investment Fund, 1.13% #   6,967,954                6,968

                                                                          6,968

Total Short-Term Investments (Cost  $7,967)                               7,967

SECURITIES LENDING COLLATERAL   4.8%

Money Market Pooled Account   4.8%

State Street Bank and Trust Company
of New Hampshire N.A. Securities Lending
Quality Trust units, 1.20% #                    14,204,304               14,204

Total Securities Lending Collateral
(Cost  $14,204)                                                          14,204

Total Investments in Securities

104.8% of Net Assets (Cost $290,588)                            $       308,060
                                                                       --------

--------------------------------------------------------------------------------
Futures Contracts
($ 000s)
                                                   Contract         Unrealized
                                  Expiration         Value          Gain (Loss)
                                  ----------       --------         ----------
Long, 21 S&P 500 Index
contracts,$358 par of
0.88% U.S. Treasury Bills
pledged as initial margin         3/04         $     5,831          $       225

Long, 2 S&P Mid-Cap 400
Index contracts,$29 par
of 0.88% U.S. Treasury Bills
pledged as initial margin         3/04                 576                   20

Long, 2 Nasdaq 100 Index
contracts,$29 par of 0.88%
U.S. Treasury Bills pledged
as initial margin                 3/04                 294                   16

Long, 1 Russell 2000 Index
contracts,$15 par of 0.88%
U.S. Treasury Bills pledged
as initial margin                 3/04                 279                    -

Long, 17 S&P Mini 500 Index
contracts, $59 par of 0.88%
U.S. Treasury Bills pledged
as initial margin                 3/04                 944                   32

Net payments (receipts) of
variation margin to date                                                   (283)

Variation margin receivable
(payable) on open futures
contracts                                                           $        10

     ss.  Denominated in U.S. dollar unless otherwise noted

     #    Seven-day yield

     *    Non-income producing

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003.

     @    Security valued by the Fund's Board of Directors

     ADR  American Depository Receipts

     REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $290,588)        $            308,060

Other assets                                                              1,167

Total assets                                                            309,227

Liabilities

Total liabilities                                                        15,260

NET ASSETS                                                 $            293,967
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $            (19,647)

Net unrealized gain (loss)                                               17,765

Paid-in-capital applicable to 25,453,405
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                                                  295,849

NET ASSETS                                                 $            293,967
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.55
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Income
  Dividend                                                 $              3,793

  Securities lending                                                         32

  Interest                                                                    9

  Total income                                                            3,834

Investment management and administrative expense                            912

Net investment income (loss)                                              2,922

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             (1,651)

  Futures                                                                 1,815

  Net realized gain (loss)                                                  164

Change in net unrealized gain (loss)
  Securities                                                             62,817

  Futures                                                                   336

  Change in net unrealized gain (loss)                                   63,153

Net realized and unrealized gain (loss)                                  63,317

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             66,239
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 ($ 000s)
                                                     Year
                                                     Ended
                                                  12/31/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         2,922      $         2,078

  Net realized gain (loss)                             164              (13,329)

  Change in net unrealized
  gain (loss)                                       63,153              (32,949)

  Increase (decrease) in net assets
  from operations                                   66,239              (44,200)

Distributions to shareholders
  Net investment income                             (3,015)              (2,043)

Capital share transactions *
  Shares sold                                       94,263               59,944

  Distributions reinvested                           2,844                1,940

  Shares redeemed                                  (34,056)             (45,738)

  Redemption fees received                              12                    2

  Increase (decrease) in net assets
  from capital share transactions                   63,063               16,148

Net Assets

Increase (decrease) during period                  126,287              (30,095)

Beginning of period                                167,680              197,775

End of period                              $       293,967      $       167,680
                                           ------------------------------------

*Share information
  Shares sold                                        9,798                5,897

  Distributions reinvested                             255                  215

  Shares redeemed                                   (3,416)              (4,581)

  Increase (decrease) in shares outstanding          6,637                1,531

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Short-term debt securities are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $13,710,000; aggregate collateral consisted of $14,204,000 in the money market pooled trust and U.S. government securities valued at $29,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $64,743,000 and $5,032,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $3,015,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $         48,371,000

Unrealized depreciation                                             (30,928,000)

Net unrealized appreciation (depreciation)                           17,443,000

Capital loss carryforwards                                          (19,325,000)

Paid-in capital                                                     295,849,000

Net assets                                                 $        293,967,000
                                                           --------------------

Federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $293,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $13,000 of capital loss carryforwards. As of December 31, 2003, the fund had $6,266,000 of capital loss carryforwards that expire in 2009, and $13,059,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to per-share rounding of distributions. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $             58,000

Paid-in-capital                                                         (58,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $290,910,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $170,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $73,000.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of T. Rowe Price Total Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $2,980,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $2,980,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Total Equity Market Index Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

ABOUT THE FUND'S TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1994
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1994
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos**
(8/2/33)
1994
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1990
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent trustee oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Trustees effective December 31, 2003.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Trustees

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(8/15/53)
1997
[39]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(6/25/43)
1990
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Index Trust

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company

*Each inside trustee serves until retirement, resignation, or election of a successor.

T. Rowe Price Total Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

E. Frederick Bair, CFA, CPA (12/11/69)
Executive Vice President, Index Trust
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Stephen V. Booth (6/21/61)
Vice President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Wendy R. Diffenbaugh (10/2/53)
Vice President, Index Trust
Assistant Vice President, T. Rowe Price

Roger L. Fiery III, CPA (2/10/59)
Vice President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Ann M. Holcomb, CFA (1/16/72)
Executive Vice President, Index Trust
Vice President, T. Rowe Price

Henry H. Hopkins (12/23/42)
Vice President, Index Trust
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Index Trust
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, PhD, CFA (12/3/60)
Vice President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Sudhir Nanda, PhD, CFA (12/7/59)
Vice President, Index Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)
Vice President, Index Trust
Vice President, T. Rowe Price

Richard T. Whitney, CFA (5/7/58)
President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

Mary C. Wojciechowski, CFA (12/2/62)
Vice President, Index Trust
Vice President, T. Rowe Price

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $8,153                $8,718
     Audit-Related Fees                         472                    --
     Tax Fees                                 2,117                 2,111
     All Other Fees                             124                   134

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004